BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund

Supplement dated October 1, 2010 to the
Statement of Additional Information, dated May 1, 2010

Effective October 1, 2010, references to the BlackRock Utilities and Telecommunications V.I. Fund are removed from the Statement of Additional Information dated May 1, 2010.

SAI-VAR-1010-SUP